NATURE OF BUSINESS AND ORGANIZATION (Tables)	12 Months Ended
Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATED FINANCIAL STATEMENTS OF ENTITY

The accompanying audited consolidated financial statements reflect the activities of OFA and the following entity:

Subsidiaries	Date of Incorporation	Jurisdiction of Formation	Percentage of direct/indirect Economic Ownership	Principal Activities
Office for Fine Architecture Limited (OFA HK)	January 31, 2013	Hong Kong	100%	Providing design, fit out, project management and application services for commercia, residential and industrial properties, real estate development, senior care infrastructure